SUBSEQUENT EVENTS (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Oct. 10, 2023	Oct. 01, 2023	Jan. 24, 2023	Jan. 06, 2023	Jan. 03, 2023	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2022	Aug. 08, 2022
Subsequent Event [Line Items]
Shares issued value						$ 5,000,000	$ 1,500,500	$ 2,000,000
Share price									$ 1.00
Restricted Stock [Member]
Subsequent Event [Line Items]
Settlement description			the Company issued an aggregate of 350,000 shares of common stock to the consultants as follows: (1) Sultan Haroon 150,000 shares of restricted common stock; (2) John Helfrich 25,000 shares of restricted common stock; (3) Justin Baker 25,000 shares of restricted common stock; and (4) Maja Matthews 150,000 shares of restricted common stock. The shares issued to Haroon and Matthews vest at the rate of 50,000 shares upon entry into the agreement, 50,000 shares upon the Company’s successful launch of a new product category, and 50,000 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement. The shares issued to Helfrich and Baker vest at the rate of 10,000 shares upon entry into the agreement, 7,500 shares upon the Company’s successful launch of a new product category, and 7,500 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement.
Restricted Stock [Member] | Rudman [Member]
Subsequent Event [Line Items]
Shares issued				25,000
Shares issued value				$ 7,000
Share price				$ 0.28
Compensation expense				$ 2,000
Restricted Stock [Member] | Boon [Member]
Subsequent Event [Line Items]
Shares issued				25,000
Shares issued value				$ 7,000
Share price				$ 0.28
Dojo Labs [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued					50,000
Shares issued value					$ 28,000
Share price					$ 0.28
Cash					$ 100,000
Bethor Ltd [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued				250,000
Shares issued value				$ 70,000
Share price				$ 0.28
Consulting Agreement [Member] | Dojo Labs [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued value					$ 100,000
Share price					$ 1.00
Consulting Agreement [Member] | Bethor Ltd [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued				250,000
Shares issued value				$ 250,000
Share price				$ 1.00
Consulting Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued		50,000
Shares issued value		$ 2,000
Consulting Agreement [Member] | Subsequent Event [Member] | Luca Consulting Llc [Member]
Subsequent Event [Line Items]
Shares issued	200,000
Shares issued value	$ 120,000
Stock value paid in cash	$ 15,000
Share price	$ 0.60
Consulting Agreements [Member]
Subsequent Event [Line Items]
Shares issued value			$ 350,000
Share price			$ 1.00
Consulting Agreements [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued value			$ 98,000
Share price			$ 0.28
Settlement description			the Company issued an aggregate of 350,000 shares of common stock to the consultants as follows: (1) Sultan Haroon 150,000 shares of restricted common stock; (2) John Helfrich 25,000 shares of restricted common stock; (3) Justin Baker 25,000 shares of restricted common stock; and (4) Maja Matthews 150,000 shares of restricted common stock. The shares issued to Haroon and Matthews vest at the rate of 50,000 shares upon entry into the agreement, 50,000 shares upon the Company’s successful launch of a new product category, and 50,000 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement. The shares issued to Helfrich and Baker vest at the rate of 10,000 shares upon entry into the agreement, 7,500 shares upon the Company’s successful launch of a new product category, and 7,500 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement.